Income taxes - Summary tax losses carried forward (Detail) $ in Millions	Dec. 31, 2022 USD ($)
2023 [Member]
Operating Loss Carryforward [Line Items]
Expiry date of unutilized tax losses	$ 838
2024 [Member]
Operating Loss Carryforward [Line Items]
Expiry date of unutilized tax losses	1,440
2025 [Member]
Operating Loss Carryforward [Line Items]
Expiry date of unutilized tax losses	535
2026 [Member]
Operating Loss Carryforward [Line Items]
Expiry date of unutilized tax losses	432
2027 [Member]
Operating Loss Carryforward [Line Items]
Expiry date of unutilized tax losses	247
2028 [Member]
Operating Loss Carryforward [Line Items]
Expiry date of unutilized tax losses	6
2029 [Member]
Operating Loss Carryforward [Line Items]
Expiry date of unutilized tax losses	25
2030 [Member]
Operating Loss Carryforward [Line Items]
Expiry date of unutilized tax losses	6
2031 Member
Operating Loss Carryforward [Line Items]
Expiry date of unutilized tax losses	8
2032 Member
Operating Loss Carryforward [Line Items]
Expiry date of unutilized tax losses	$ 9